PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 11) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Defined Benefit Plans
Recognized defined contribution plan cost	$ 20.2	$ 19.4	$ 21.0
U.S.
Weighted-average assumptions used for determining net periodic cost
Discount rate	4.00%	4.85%	4.00%
Expected return on assets	7.50%	7.75%	8.00%
Company's contribution to the defined benefit plan in the next fiscal year	$ 3.7
Int'l
Weighted-average assumptions used for determining net periodic cost
Discount rate	2.54%	3.88%	3.94%
Expected return on assets	4.27%	4.82%	4.78%
Compensation rate increase	2.22%	2.24%	2.24%
Company's contribution to the defined benefit plan in the next fiscal year	$ 13.6
U.S. Postretirement Health Benefits
Weighted-average assumptions used for determining net periodic cost
Discount rate	3.50%	3.45%	2.85%
Company's contribution to the defined benefit plan in the next fiscal year	$ 1.2